Note 9 - Term Loans and Line of Credit Agreements (Details Textual)		3 Months Ended		12 Months Ended
	Aug. 05, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2018 USD ($)
Long-Term Debt, Gross				$ 32,370,000
Payments of Debt Issuance Costs				277,000	$ (0)
Proceeds from Lines of Credit, Total				1,550,000	0
Proceeds from Issuance of Long-term Debt, Total				$ 31,000,000	$ 0
Long-Term Debt, Weighted Average Interest Rate, over Time				5.50%	4.93%
New Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-Term Debt, Gross	$ 31,000,000.0
Payments of Debt Issuance Costs	400,000
Proceeds from Issuance of Debt	$ 10,400,000
Restricted Cash, Total				$ 10,400,000
Debt Instrument, Periodic Payment, Number of Payments	119
Debt Instrument, Maturity Schedule (Year)	25 years
Debt Instrument, Interest Rate, Stated Percentage, First Five Years	6.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Six and Seven	4.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Eight and Nine	3.00%
Debt Instrument, Prepayment Penalty, Percentage, Year Ten	2.00%
Debt Instrument, Covenant, Fixed Charge Coverage Ratio	1.20
Debt Issuance Costs, Net, Total	$ 600,000
New Castle Country Club Commercial Mortgage [Member] | Mercer County State Bank [Member]
Repayments of Debt	$ 20,200,000
The Line of Credit Agreement [Member] | Home Savings Bank [Member]
Debt Instrument, Covenant, Fixed Charge Coverage Ratio				1.20
Line of Credit Facility, Maximum Borrowing Capacity						$ 5,000,000.0
Line of Credit Facility, Amounts in Excess of, Subject to Borrowing Base						$ 1,000,000.0
Proceeds from Lines of Credit, Total				$ 1,600,000	$ 0
Line of Credit Facility, Remaining Borrowing Capacity				$ 3,400,000	5,000,000.0
Line of Credit Facility, Interest Rate at Period End				7.75%
Long-Term Line of Credit, Total				$ 1,600,000	$ 0
The Line of Credit Agreement [Member] | Home Savings Bank [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate				25.00%	25.00%
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total			$ 2,800,000
Debt Instrument, Decrease, Forgiveness		$ 800,000			$ 2,000,000.0
Interest Forgiven		$ 4,000		$ 0	$ 17,000